DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVE INSTRUMENTS
Summary of total notional amounts and fair values for derivatives

The following table presents the total notional amounts and fair values for the Company's derivatives (in thousands):

	Notional	Fair Value Derivatives
As of December 31, 2020	Amount	Asset	Liability
Interest rate lock commitments	$15,130	$373	$—

	Notional	Fair Value Derivatives
As of December 31, 2019	Amount	Asset	Liability
Interest rate caps	$100,000	$4	$—
Interest rate lock commitments	$3,429	$95	$—
Embedded conversion options	$180,252	$—	$41,697

Summary of net gains and losses recognized on derivatives within the respective line items in the statement of operations

The following table presents the net gains and losses recognized on derivatives within the respective line items in the statement of operations for the periods indicated (in thousands):

	Years Ended
	December 31,
	2020	2019	2018
Revenue	$278	$95	$—
Derivative and warrant fair value adjustment	$(23,317)	$—	$—
Other income, net	$(4)	$(773)	$420